10. General and Administrative Expenses (Details) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Aug. 31, 2020	Aug. 31, 2019
Other Income and Expenses [Abstract]
Salaries and related expenses			$ 220,586	$ 97,060
Legal and professional fees			828,003	676,096
Consulting - Stock based compensation			72,120	247,307
Insurance			103,389	131,853
Other expenses			84,051	329,212
Total general and administrative expenses	$ 218,451	$ 326,460	$ 1,308,150	$ 1,481,528